FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS	12 Months Ended
Dec. 31, 2021
Disclosure Of Trading And Other Financial Liabilities At Fair Value Through Profit Or Loss [Abstract]
FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
NOTE 23: FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS

	The Group		The Bank
	2021	2020	2021	2020
	£m	£m	£m	£m
Liabilities designated at fair value through profit or loss: debt securities in issue	6,537	6,828	9,821	7,905
Trading liabilities:
Other deposits	—	2	—	2
Short positions in securities	—	1	—	—
	—	3	—	2
Total financial liabilities at fair value through profit or loss	6,537	6,831	9,821	7,907
At 31 December 2021, the Group had £6,258 million (2020: £6,682 million) and the Bank had £9,543 million (2020: £7,758 million) of trading and other liabilities at fair value through profit or loss with a contractual residual maturity of greater than one year.
Liabilities designated at fair value through profit or loss primarily represent debt securities in issue which either contain substantive embedded derivatives which would otherwise need to be recognised and measured at fair value separately from the related debt securities, or which are accounted for at fair value to significantly reduce an accounting mismatch.
For the Group, the amount contractually payable on maturity of the debt securities held at fair value through profit or loss at 31 December 2021 was £10,558 million, which was £4,021 million higher than the balance sheet carrying value (2020: £11,503 million, which was £4,675 million higher than the balance sheet carrying value). At 31 December 2021 there was a cumulative £195 million increase in the fair value of these liabilities attributable to changes in credit spread risk; this is determined by reference to the quoted credit spreads of the Bank. Of the cumulative amount, an increase of £86 million arose in 2021 and an increase of £75 million arose in 2020.
In addition, the Bank has £3,317 million (2020: £1,122 million) of debt securities in issue which are accounted for at fair value to significantly reduce an accounting mismatch. The changes in the credit risk of these liabilities are linked to the changes in credit risk on corresponding assets that the Bank holds at fair value through profit or loss, representing debt securities issued by subsidiaries. Given the economic relationship between these assets and liabilities, the Bank presents changes in the credit risk of these liabilities in profit or loss in order to avoid creating or enlarging an accounting mismatch.
For the fair value of collateral pledged in respect of repurchase agreements see note 44.